PGIM Jennison Global Opportunities Fund
Schedule of Investments (unaudited) as of July 31, 2026
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
France 5.6%
Hermes International SCA	34,995	$62,006,737
Kering SA	117,006	38,620,581
L’Oreal SA	155,085	69,074,140
Safran SA	147,933	58,134,909
		227,836,367
Germany 1.2%
Siemens Energy AG	288,316	49,256,789
Italy 1.5%
Moncler SpA	1,054,380	59,971,847
Netherlands 3.6%
ASML Holding NV	48,517	79,953,371
Nebius Group NV*	363,774	69,266,207
		149,219,578
Spain 2.1%
Industria de Diseno Textil SA	1,324,652	86,451,609
Switzerland 10.0%
Cie Financiere Richemont SA (Class A Stock)	827,260	195,516,238
Galderma Group AG*	980,776	213,428,136
		408,944,374
Taiwan 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	670,380	271,001,115
United States 68.5%
Advanced Micro Devices, Inc.*	256,330	122,051,529
Alphabet, Inc. (Class A Stock)	511,113	182,022,673
Amazon.com, Inc.*	558,126	151,575,859
Apple, Inc.	371,379	114,722,687
Applied Materials, Inc.	200,839	101,959,935
Bloom Energy Corp. (Class A Stock)*	643,066	132,349,413
Carpenter Technology Corp.	278,436	144,692,052
Cloudflare, Inc. (Class A Stock)*	144,602	40,341,066
CoreWeave, Inc. (Class A Stock)*(a)	604,932	43,415,970
Costco Wholesale Corp.	45,686	43,488,046
Credo Technology Group Holding Ltd.*	247,335	51,195,872
Crowdstrike Holdings, Inc. (Class A Stock)*	329,170	62,825,386
Datadog, Inc. (Class A Stock)*	345,199	92,502,976
Eli Lilly & Co.	85,239	97,925,973
GE Vernova, Inc.	122,710	121,518,486
General Electric Co.	456,167	164,252,052
Hilton Worldwide Holdings, Inc.	187,023	59,939,001
Howmet Aerospace, Inc.	411,400	116,121,764
Lam Research Corp.	624,187	182,899,275
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,202,981	118,048,525
Live Nation Entertainment, Inc.*	690,936	120,312,686
Meta Platforms, Inc. (Class A Stock)	78,694	43,809,737
Monolithic Power Systems, Inc.	65,912	93,992,489
NVIDIA Corp.	983,735	197,484,801
Quanta Services, Inc.	132,752	88,593,375
Robinhood Markets, Inc. (Class A Stock)*	372,360	32,231,482

PGIM Jennison Global Opportunities Fund

PGIM Jennison Global Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Space Exploration Technologies Corp. (Class A Stock)*(a)			208,590	$22,604,898
Sterling Infrastructure, Inc.*			107,215	63,982,696
				2,806,860,704

Total Long-Term Investments (cost $3,040,863,414)				4,059,542,383
Short-Term Investments 1.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	3,155,342	3,155,342
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $69,688,688; includes $69,419,713 of cash collateral for securities on loan)(b)(wb)	69,744,706	69,688,910

Total Short-Term Investments (cost $72,844,030)				72,844,252

TOTAL INVESTMENTS 100.9% (cost $3,113,707,444)				4,132,386,635
Liabilities in excess of other assets (0.9)%				(37,866,850)

Net Assets 100.0%				$4,094,519,785

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,957,350; cash collateral of $69,419,713 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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